Note 3 - Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
NOTE
3
Other Comprehensive
Income
(Loss)
The components of other comprehensive income (loss) and the related tax effects were as follows:

	For the years ended December 31,
	2019			2018			2017
	Before	Tax	Net	Before	Tax	Net	Before	Tax	Net
(Dollars in thousands )	Tax	Effect	of Tax	Tax	Effect	of Tax	Tax	Effect	of Tax
Securities available for sale:
Unrealized gains (losses) arising during the period	$1,585	443	1,142	(94)	(25)	(69)	33	12	21
Reclassification of certain income tax effects from accumulated other comprehensive income (1)	0	0	0	0	0	0	0	(158)	158
Other comprehensive income (loss)	$1,585	443	1,142	(94)	(25)	(69)	33	170	(137)

(
1
)
The reclassification in
2017
relates to the change in the tax rate that occurred because of the enactment of the Tax Cuts and Jobs Act in the fourth
quarter of
2017.